Weighted-Average Actual Target Allocation of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 314,216	$ 327,427	$ 282,113
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	$ 234,700	223,200
Pension Benefits, U.S. Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	$ 72,100	95,900
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	$ 7,100	8,000
Pension Benefits, U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	$ 300	300
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 169,464	176,437	$ 177,079
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	43.00%
Actual Asset Allocation	$ 71,700	75,700
Pension Benefits, Non-U.S. Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	38.00%
Actual Asset Allocation	$ 67,400	68,900
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation		400
Pension Benefits, Non-U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	19.00%
Actual Asset Allocation	$ 30,400	$ 31,400